Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income tax reconciliation

	Year ended December 31,
	2022	2021	2020
Income before income taxes	19,781	29,541	6,990
Income taxes at statutory rate (34%)	(6,726)	(10,044)	(2,377)
Adjustments that affect the taxes basis:
Income tax benefit from interest on capital	556	260	316
Tax incentives	1,247	2,826	211
Equity results	84	167	(27)
Addition (reduction) of tax loss carryforward	899	663	769
Unrecognized tax losses of the year	(197)	(115)	(215)
Reclassification of cumulative adjustments to the income statement	547	1,471	-
Other	619	75	588
Income taxes	(2,971)	(4,697)	(735)

Current tax	(2,020)	(5,663)	(3,398)
Deferred tax	(951)	966	2,663
Income taxes	(2,971)	(4,697)	(735)

Schedule of deferred income tax assets and liabilities

	Year ended December 31,
	2022	2021
Taxes losses carryforward	5,908	5,757
Temporary differences:
Employee post retirement obligation	411	504
Provision for litigation	364	346
Asset retirement obligations and other provisions	4,349	4,384
Fair value of financial instruments	839	1,373
Fair value of property, plant and equipment in business combination	(2,392)	(2,857)
Other	(122)	53
	9,357	9,560
Assets	10,770	11,441
Liabilities	(1,413)	(1,881)
	9,357	9,560

Schedule of changes in deferred tax

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2020	10,335	1,770	8,565
Taxes losses carryforward	830	-	830
Asset retirement obligations and other provisions	226	-	226
Fair value of financial instruments	75	-	75
Fair value of property, plant and equipment in business combination	-	138	(138)
Other	(27)	-	(27)
Effect in income statement	1,104	138	966
Transfers between assets and liabilities	(155)	(155)	-
Translation adjustment	(649)	(13)	(636)
Other comprehensive income	(15)	141	(156)
Tax loss carryforward from coal operations - Discontinued operations	821	-	821
Balance at December 31, 2021	11,441	1,881	9,560
Taxes losses carryforward	(68)	-	(68)
Timing differences arising from assets and liabilities	(324)	-	(324)
Fair value of financial instruments	(634)	-	(634)
Fair value of property, plant and equipment in business combination	-	(330)	330
Other	(255)		(255)
Effect in income statement	(1,281)	(330)	(951)
Transfers between assets and liabilities	(136)	(136)	-
Translation adjustment	688	(75)	763
Other comprehensive income	58	101	(43)
Sale of California Steel Industries	-	(28)	28
Balance at December 31, 2022	10,770	1,413	9,357

Schedule of income taxes settlement

	Year ended December 31,
	2022	2021
Current liabilities	371	324
Non-current liabilities	1,869	1,964
REFIS liabilities	2,240	2,288

SELIC rate	13.75%	9.25%

Schedule of uncertain tax positions

	Year ended December 31,
	2022	2021
UTPs not recorded on balance sheet (i)
Transfer pricing over the exportation of ores to a foreign subsidiary	829	669
Expenses of interest on capital	1,154	981
Proceeding related to income tax paid abroad	439	399
Goodwill amortization	517	305
Payments to Renova Foundation	24	21
Other	696	747
Total not recorded on balance sheet	3,659	3,122

UTPs recorded on balance sheet
Deduction of CSLL in Brazil	155	-
Gain related to incidence of IRPJ and CSLL on SELIC rate in the repetition of undue payment	-	34
Total recorded balance sheet	155	34

(i)	Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance.

Schedule of recoverable and payable taxes

			December 31, 2022			December 31, 2021
	Current assets	Non-current assets	Current liabilities	Current assets	Non-current assets	Current liabilities
Value-added tax ("ICMS")	261	1	46	217	11	162
Brazilian federal contributions ("PIS and COFINS")	690	740	35	520	511	12
Income taxes	309	369	221	113	413	1,861
Financial compensation for the exploration of mineral resources ("CFEM")	-	-	54	-	-	59
Other	12	-	114	12	-	83
Total	1,272	1,110	470	862	935	2,177